Supplemental information on oil and gas producing activities - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues
Sales		$ 42,070,018	$ 39,633,866	$ 29,823,565
Transfers		11,564,358	11,794,014	7,518,216
Total		53,634,376	51,427,880	37,341,781
Production cost	[1]	9,336,387	8,337,413	6,535,794
Depreciation, depletion and amortization	[2]	6,049,543	5,591,774	6,349,382
Other production costs	[3]	21,550,907	18,918,275	14,066,593
Exploration expenses	[4]	763,562	1,387,463	1,342,952
Other expenses	[5]	4,163,241	1,036,983	882,743
Total		41,863,640	35,271,908	29,177,464
Income before income tax expense		11,770,736	16,155,972	8,164,317
Income tax expenses		(2,107,363)	(6,303,251)	(3,678,955)
Results of operations for exploration and production activities		$ 9,663,373	$ 9,852,721	$ 4,485,362

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2019, 2018 and 2017 of COP$198,394, COP$187,340 and COP$380,810, respectively.
[2]	In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2019, 2018 and 2017 in depreciation, depletion and amortization, were COP$272,147, COP$180,193 and COP$179,601, respectively.
[3]	Corresponds to transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities, as well as the non-productive exploratory wells.
[5]	Corresponds to administration, marketing expenses and impairment.